Gain on Settlement of Liability (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended	8 Months Ended
	Aug. 07, 2018	May 03, 2018	May 31, 2017	Oct. 31, 2018	Oct. 31, 2018	Mar. 26, 2018
Liability						$ 1,300,000
Gain on settlement of liability				$ 156,000	$ 156,000
Licensing Agreement | Affordable Green Washington [Member]
Consideration			$ 2,100,000
Licensing Agreement | CLI [Member]
Shares issued to satisfy liability		2,600,000
Liability		$ 2,158,000
Fair value of share		$ 0.83
Settlement and Release Agreement [Member]
Shares issued to satisfy liability	2,600,000
Gain on settlement of liability	$ 156,000
Fair value of share	$ 0.44